Shareholder Fees	Aug. 28, 2025 USD ($)
Applied Finance Dividend Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Applied Finance Dividend Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Explorer Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Explorer Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Select Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Applied Finance Select Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0